Current Liabilities (Details) - Schedule of Accounts Payable and Accrued Liabilities - USD ($)	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022
Schedule of Accounts Payable and Accrued Liabilities [Abstract]
Accounts Payable	$ 48,985,895	$ 41,009,707	$ 21,433,172
Accrued Liabilities	1,206,547	2,289,614	11,035,066
Total	$ 50,192,442	$ 43,299,321	$ 32,468,238